Share-based payments - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Detail) Unit_pure in Millions	12 Months Ended
Dec. 31, 2019 £ / shares
Executive Performance Share Plan [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 13.63
Weighted average fair value, Granted	9.89
Weighted average fair value, Lapsed	13.34
Weighted average fair value, Vested	12.65
Weighted average fair value, Non-vested ending balance	£ 11.98
Number of shares, Non-vested beginning balance	6.7
Number of shares, Granted	4.2
Number of shares, Lapsed	(1.3)
Number of shares, Vested	(0.8)
Number of shares, Non-vested ending balance	8.8
Performance Share Awards [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 14.37
Weighted average fair value, Granted	9.26
Weighted average fair value, Lapsed	12.10
Weighted average fair value, Vested	15.72
Weighted average fair value, Non-vested ending balance	£ 10.81
Number of shares, Non-vested beginning balance	2.3
Number of shares, Granted	1.7
Number of shares, Lapsed	(0.4)
Number of shares, Vested	(1.0)
Number of shares, Non-vested ending balance	2.6
Leaders, Partners and High Potential Group [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 11.54
Weighted average fair value, Granted	9.09
Weighted average fair value, Lapsed	10.76
Weighted average fair value, Vested	15.51
Weighted average fair value, Non-vested ending balance	£ 9.74
Number of shares, Non-vested beginning balance	9.1
Number of shares, Granted	4.1
Number of shares, Lapsed	(1.9)
Number of shares, Vested	(2.0)
Number of shares, Non-vested ending balance	9.3